Trade Payables and Other Current Liabilities - Additional Information) (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [line items]
Other payables average term	6 months
Bottom of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	90 days
Top of Range
Disclosure of financial liabilities [line items]
Trade payables settlement term	120 days